UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 130
          Berwyn, PA 19312

Form 13F File Number:  28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott Burney

Title:    Member

Phone:   (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA             May 14, 2012
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]    13F HOLDINGS REPORT

[ ]    13F NOTICE

[ ]    13F COMBINATION REPORT


                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            29
                                                 ----
Form 13F Information Table Value Total:     $ 313,386 (in thousands)
                                            ------------------------


List of Other Included Managers:

None

                               Title of              Value   Shr/PRN    SH/  Put/  Investment   Other         Voting Auth
Name of Issuer                  Class      CUSIP    (x1000)   Amount    PRN  Call  Discretion  Managers   Sole   Shared Other
-----------------------------  --------  ---------  -------  ---------  ---  ----  ----------  --------   ----   ------ -----
ANCESTRY COM INC             Common      032803108    7,284     320,300  SH         Sole                 320,300
AVAGO TECHNOLOGIES LTD       Common      Y0486S104   18,904     485,100  SH         Sole                 485,100
BODY CENT CORP               Common      09689U102   11,802     406,700  SH         Sole                 406,700
CINEMARK HOLDINGS INC        Common      17243V102   10,207     465,000  SH         Sole                 465,000
COGNIZANT TECHNOLOGY         Cl A        192446102   12,774     166,000  SH         Sole                 166,000
SOLUTIONS CORP
CORRECTIONS CORP AMER        Common      22025Y407   17,833     653,000  SH         Sole                 653,000
DSW INC                      Cl A        23334L102   12,126     221,400  SH         Sole                 221,400
DEXCOM INC                   Common      252131107   13,274   1,272,700  SH         Sole               1,272,700
EXPRESS SCRIPTS INC          Common      302182100   12,196     225,100  SH         Sole                 225,100
FINISTAR CORP                Common      31787A507    5,833     289,500  SH         Sole                 289,500
FORTINET INC                 Common      34959E109    9,241     334,200  SH         Sole                 334,200
GEN-PROBE INC                Common      36866T103   15,102     227,400  SH         Sole                 227,400
HEARTLAND EXPRESS INC        Common      422347104    9,175     634,500  SH         Sole                 634,500
KANSAS CITY SOUTHERN         Common      485170302    4,588      64,000  SH         Sole                  64,000
LIONS GATE ENTMNT CORP       Common      535919203    9,392     674,700  SH         Sole                 674,700
LUMINEX CORP DEL             Common      55027E102    3,792     162,400  SH         Sole                 162,400
LOGMEIN INC                  Common      54142L109   16,611     471,500  SH         Sole                 471,500
MASIMO CORP                  Common      574795100    7,591     324,700  SH         Sole                 324,700
MCGRATHE RENTCORP            Common      580589109    5,860     182,500  SH         Sole                 182,500
SABA SOFTWARE INC            Common      784932600    4,173     425,400  SH         Sole                 425,400
SS&C TECHNOLOGIES HLDGS INC  Common      78467J100    9,444     404,800  SH         Sole                 404,800
SXC HEALTH SOLUTIONS CORP    Common      78505P100   17,443     232,700  SH         Sole                 232,700
THORATEC CORP                Common      885175307    9,071     269,100  SH         Sole                 269,100
TALEO CORP                   CL A        87424N104   13,678     297,800  SH         Sole                 297,800
ULTA SALON COSMETICS & FRAG  Common      90384S303   13,070     140,700  SH         Sole                 140,700
I
VALUECLICK INC               Common      92046N102   12,673     642,000  SH         Sole                 642,000
VOLCANO CORPORATION          Common      928645100   13,288     468,200  SH         Sole                 468,200
WESCO INTL INC               Common      95082P105    5,950      91,100  SH         Sole                  91,100
WASTE CONNECTIONS INC        Common      941053100   11,011     338,500  SH         Sole                 338,500